UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.2%
Aerospace & Defense – 5.2%
170,835	Honeywell International, Inc.	$ 15,120,606
36,125	Precision Castparts Corp.	9,336,506
84,816	The Boeing Co.	11,386,548
119,639	United Technologies Corp.	13,263,180

		49,106,840

Air Freight & Logistics – 1.1%
75,341	FedEx Corp.	10,449,797

Auto Components – 0.7%
57,818	BorgWarner, Inc.	6,196,355

Beverages – 2.6%
97,968	Beam, Inc.	6,615,779
156,754	PepsiCo., Inc.	13,239,443
103,974	The Coca-Cola Co.	4,178,715

		24,033,937

Biotechnology – 5.6%
100,136	Amgen, Inc.	11,423,515
40,392	Celgene Corp.*	6,534,214
200,328	Gilead Sciences, Inc.*	14,986,538
29,493	Pharmacyclics, Inc.*	3,672,468
34,441	Regeneron Pharmaceuticals, Inc.*	10,120,832
88,748	Vertex Pharmaceuticals, Inc.*	6,160,886

		52,898,453

Building Products – 0.3%
72,926	Fortune Brands Home & Security, Inc.	3,179,574

Capital Markets – 0.8%
90,931	T. Rowe Price Group, Inc.	7,316,308

Chemicals – 4.3%
80,966	Airgas, Inc.	8,795,337
87,996	Ecolab, Inc.	9,430,531
83,692	Monsanto Co.	9,484,814
26,572	PPG Industries, Inc.	4,890,842
43,746	The Sherwin-Williams Co.	8,006,831

		40,608,355

Communications Equipment – 2.8%
363,310	QUALCOMM, Inc.	26,732,350

Computers & Peripherals – 5.5%
83,463	Apple, Inc.	46,411,270
237,286	EMC Corp.	5,659,271

		52,070,541

Construction & Engineering* – 0.2%
62,519	Quanta Services, Inc.	1,851,188

Containers & Packaging – 1.1%
147,337	Avery Dennison Corp.	7,204,780
73,602	Crown Holdings, Inc.*	3,248,792

		10,453,572

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – 2.5%
37,952	IntercontinentalExchange Group, Inc.*	$ 8,094,782
46,841	McGraw Hill Financial, Inc.	3,489,654
278,127	MSCI, Inc.*	12,346,058

		23,930,494

Electrical Equipment* – 0.5%
107,928	Sensata Technologies Holding NV	4,207,033

Electronic Equipment, Instruments & Components – 0.3%
34,216	Amphenol Corp. Class A	2,908,360

Energy Equipment & Services – 2.0%
97,307	Cameron International Corp.*	5,389,835
152,584	Schlumberger Ltd.	13,491,477

		18,881,312

Food & Staples Retailing – 3.6%
115,041	Costco Wholesale Corp.	14,429,593
58,790	Wal-Mart Stores, Inc.	4,762,578
260,001	Whole Foods Market, Inc.	14,716,056

		33,908,227

Food Products* – 1.7%
101,975	Green Mountain Coffee Roasters, Inc.	6,871,076
111,422	The Hain Celestial Group, Inc.	9,213,485

		16,084,561

Health Care Equipment & Supplies – 3.2%
215,244	Abbott Laboratories	8,220,168
69,423	Becton Dickinson & Co.	7,538,643
80,303	C.R. Bard, Inc.	11,152,481
88,016	CareFusion Corp.*	3,507,438

		30,418,730

Health Care Providers & Services – 0.9%
50,853	McKesson Corp.	8,436,004

Hotels, Restaurants & Leisure – 6.5%
20,215	Chipotle Mexican Grill, Inc.*	10,589,830
85,343	Las Vegas Sands Corp.	6,117,386
150,172	Marriott International, Inc. Class A	7,061,088
129,085	Norwegian Cruise Line Holdings Ltd.*	4,401,799
188,805	Starbucks Corp.	15,380,055
75,113	Tim Hortons, Inc.	4,381,341
165,069	Yum! Brands, Inc.	12,822,560

		60,754,059

Household Products – 2.2%
107,169	Church & Dwight Co., Inc.	6,992,777
214,585	Colgate-Palmolive Co.	14,121,839

		21,114,616

Industrial Conglomerates – 1.2%
151,151	Danaher Corp.	11,306,095

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – 0.4%
42,419	Aon PLC	$ 3,463,087

Internet & Catalog Retail* – 3.0%
46,336	Amazon.com, Inc.	18,238,777
8,616	Priceline.com, Inc.	10,273,115

		28,511,892

Internet Software & Services* – 7.4%
158,824	eBay, Inc.	8,023,789
78,775	Equinix, Inc.	12,659,143
200,540	Facebook, Inc. Class A	9,427,385
30,216	Google, Inc. Class A	32,016,571
19,015	LinkedIn Corp. Class A	4,259,931
65,786	Pandora Media, Inc.	1,868,322
33,302	Twitter, Inc.	1,384,364

		69,639,505

IT Services – 2.2%
49,630	Cognizant Technology Solutions Corp. Class A*	4,659,761
35,002	FleetCor Technologies, Inc.*	4,262,544
65,992	International Business Machines Corp.	11,857,442

		20,779,747

Life Sciences Tools & Services – 0.8%
137,840	Agilent Technologies, Inc.	7,384,089

Machinery – 0.9%
61,751	Cummins, Inc.	8,173,362

Media – 4.7%
194,544	Comcast Corp. Class A	9,701,909
106,114	Discovery Communications, Inc. Class A*	9,260,569
66,878	Scripps Networks Interactive Class A	4,988,430
35,238	Time Warner Cable, Inc.	4,870,597
453,921	Twenty-First Century Fox, Inc.	15,201,814

		44,023,319

Multiline Retail* – 1.4%
226,498	Dollar General Corp.	12,896,796

Oil, Gas & Consumable Fuels – 2.1%
64,157	Anadarko Petroleum Corp.	5,698,425
78,045	Antero Resources Corp.*	4,284,670
82,383	Exxon Mobil Corp.	7,701,163
31,409	Noble Energy, Inc.	2,206,168

		19,890,426

Pharmaceuticals – 1.7%
77,656	Roche Holding AG ADR	5,429,001
199,268	Sanofi ADR	10,527,328

		15,956,329

Real Estate Investment Trusts – 1.2%
148,232	American Tower Corp.	11,528,003

Shares	Description	Value
Common Stocks – (continued)
Real Estate Management & Development* – 1.9%
753,569	CBRE Group, Inc. Class A	$ 18,266,512

Road & Rail – 1.1%
32,157	Kansas City Southern	3,891,640
42,123	Union Pacific Corp.	6,825,611

		10,717,251

Semiconductors & Semiconductor Equipment – 1.2%
253,739	Xilinx, Inc.	11,273,624

Software – 6.1%
68,672	Adobe Systems, Inc.*	3,899,196
39,988	Citrix Systems, Inc.*	2,372,088
542,537	Microsoft Corp.	20,686,936
617,866	Oracle Corp.	21,804,491
108,169	Salesforce.com, Inc.*	5,634,523
62,275	ServiceNow, Inc.*	3,307,426

		57,704,660

Specialty Retail – 3.2%
252,837	L Brands, Inc.	16,431,877
174,218	The Home Depot, Inc.	14,054,166

		30,486,043

Textiles, Apparel & Luxury Goods – 3.0%
139,687	Fifth & Pacific Cos., Inc.*	4,562,177
152,562	NIKE, Inc. Class B	12,073,757
87,647	PVH Corp.	11,737,686

		28,373,620

Thrifts & Mortgage Finance – 0.5%
294,109	MGIC Investment Corp.*	2,385,224
160,559	Radian Group, Inc.	2,289,571

		4,674,795

Tobacco – 0.6%
62,514	Philip Morris International, Inc.	5,347,447

Wireless Telecommunication Services* – 1.0%
108,982	SBA Communications Corp. Class A	9,281,997

TOTAL COMMON STOCKS		$935,219,265

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.8%
Repurchase Agreement – 0.8%
Joint Repurchase Agreement Account II
$7,500,000	0.083%	12/02/13	$ 7,500,000

TOTAL INVESTMENTS – 100.0%			$942,719,265

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			209,652

NET ASSETS – 100.0%			$942,928,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$675,577,002

Gross unrealized gain	273,508,772
Gross unrealized loss	(6,366,509)

Net unrealized security gain	$267,142,263

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 4.8%
41,225	Honeywell International, Inc.	$ 3,648,825
18,520	Precision Castparts Corp.	4,786,494

		8,435,319

Air Freight & Logistics – 2.4%
30,303	FedEx Corp.	4,203,026

Beverages – 1.4%
36,392	Beam, Inc.	2,457,552

Biotechnology* – 3.7%
13,837	Regeneron Pharmaceuticals, Inc.	4,066,141
34,224	Vertex Pharmaceuticals, Inc.	2,375,830

		6,441,971

Chemicals – 1.4%
13,988	The Sherwin-Williams Co.	2,560,224

Communications Equipment – 5.8%
137,522	QUALCOMM, Inc.	10,118,869

Computers & Peripherals – 5.5%
17,313	Apple, Inc.	9,627,240

Diversified Financial Services* – 2.3%
19,029	IntercontinentalExchange Group, Inc.	4,058,695

Energy Equipment & Services – 2.8%
54,912	Schlumberger Ltd.	4,855,319

Food & Staples Retailing – 5.9%
48,420	Costco Wholesale Corp.	6,073,320
76,110	Whole Foods Market, Inc.	4,307,826

		10,381,146

Health Care Equipment & Supplies – 4.8%
83,607	Abbott Laboratories	3,192,951
18,821	Becton Dickinson & Co.	2,043,772
23,151	C.R. Bard, Inc.	3,215,211

		8,451,934

Health Care Providers & Services – 2.2%
22,849	McKesson Corp.	3,790,421

Hotels, Restaurants & Leisure – 5.4%
4,703	Chipotle Mexican Grill, Inc.*	2,463,714
36,716	Starbucks Corp.	2,990,885
50,746	Yum! Brands, Inc.	3,941,949

		9,396,548

Household Products – 2.1%
55,422	Colgate-Palmolive Co.	3,647,322

Industrial Conglomerates – 2.5%
59,694	Danaher Corp.	4,465,111

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail* – 4.7%
13,966	Amazon.com, Inc.	$ 5,497,297
2,262	Priceline.com, Inc.	2,697,050

		8,194,347

Internet Software & Services* – 10.7%
81,295	eBay, Inc.	4,107,023
35,078	Equinix, Inc.	5,637,035
8,501	Google, Inc. Class A	9,007,574

		18,751,632

Media – 1.7%
88,792	Twenty-First Century Fox, Inc. Class A	2,973,644

Multiline Retail* – 2.9%
88,289	Dollar General Corp.	5,027,176

Oil, Gas & Consumable Fuels – 2.0%
40,421	Anadarko Petroleum Corp.	3,590,193

Pharmaceuticals – 1.9%
64,225	Sanofi ADR	3,393,007

Real Estate Investment Trusts – 4.4%
99,010	American Tower Corp.	7,700,008

Real Estate Management & Development* – 3.1%
227,125	CBRE Group, Inc. Class A	5,505,510

Semiconductors & Semiconductor Equipment – 2.5%
97,804	Xilinx, Inc.	4,345,432

Software* – 2.2%
75,299	Salesforce.com, Inc.	3,922,325

Specialty Retail – 2.3%
61,008	L Brands, Inc.	3,964,910

Textiles, Apparel & Luxury Goods – 6.2%
74,954	NIKE, Inc. Class B	5,931,860
36,996	PVH Corp.	4,954,504

		10,886,364

Wireless Telecommunication Services* – 1.5%
30,705	SBA Communications Corp. Class A	2,615,145

TOTAL COMMON STOCKS		$173,760,390

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.4%
Repurchase Agreement – 0.4%
Joint Repurchase Agreement Account II
$600,000	0.083%	12/02/13	$ 600,000

TOTAL INVESTMENTS – 99.5%			$174,360,390

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			927,014

NET ASSETS – 100.0%			$175,287,404

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$120,664,775

Gross unrealized gain	54,391,479
Gross unrealized loss	(695,864)

Net unrealized security gain	$53,695,615

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Aerospace & Defense – 2.1%
1,739	Honeywell International, Inc.	$ 153,919
509	Precision Castparts Corp.	131,551

		285,470

Air Freight & Logistics – 1.0%
986	FedEx Corp.	136,758

Auto Components* – 0.3%
1,875	Gentherm, Inc.	45,300

Beverages – 1.4%
973	Beam, Inc.	65,707
1,553	PepsiCo., Inc.	131,166

		196,873

Biotechnology – 6.4%
705	Amgen, Inc.	80,426
808	BioMarin Pharmaceutical, Inc.*	56,867
813	Celgene Corp.*	131,519
1,780	Cepheid, Inc.*	80,848
812	Foundation Medicine, Inc.*	20,333
2,860	Gilead Sciences, Inc.*	213,957
760	Medivation, Inc.*	47,888
318	Pharmacyclics, Inc.*	39,597
390	Regeneron Pharmaceuticals, Inc.*	114,605
1,324	Vertex Pharmaceuticals, Inc.*	91,912

		877,952

Capital Markets – 1.6%
3,210	Lazard Ltd. Class A	133,953
1,032	T. Rowe Price Group, Inc.	83,035

		216,988

Chemicals – 3.0%
1,404	Airgas, Inc.	152,517
532	Ecolab, Inc.	57,014
1,309	International Flavors & Fragrances, Inc.	115,650
497	The Sherwin-Williams Co.	90,966

		416,147

Commercial Banks – 0.4%
1,199	First Republic Bank	61,269

Commercial Services & Supplies – 1.6%
4,928	Healthcare Services Group, Inc.	142,863
685	Stericycle, Inc.*	80,474

		223,337

Communications Equipment – 3.1%
5,803	QUALCOMM, Inc.	426,985

Computers & Peripherals – 5.0%
1,231	Apple, Inc.	684,522

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering* – 0.7%
3,222	Quanta Services, Inc.	$ 95,403

Consumer Finance – 1.0%
5,126	SLM Corp.	136,608

Diversified Financial Services* – 2.6%
787	IntercontinentalExchange Group, Inc.	167,859
4,390	MSCI, Inc.	194,872

		362,731

Diversified Telecommunication Services* – 0.8%
3,699	TW telecom, Inc.	104,756

Electrical Equipment – 1.5%
701	Hubbell, Inc. Class B	75,645
3,226	Sensata Technologies Holding NV*	125,749

		201,394

Electronic Equipment, Instruments & Components – 0.9%
1,494	Amphenol Corp. Class A	126,990

Energy Equipment & Services – 3.3%
1,628	Cameron International Corp.*	90,175
889	Dril-Quip, Inc.*	96,510
3,047	Schlumberger Ltd.	269,415

		456,100

Food & Staples Retailing – 3.2%
2,245	Costco Wholesale Corp.	281,591
2,727	Whole Foods Market, Inc.	154,348

		435,939

Food Products* – 1.9%
1,254	Green Mountain Coffee Roasters, Inc.	84,495
1,005	The Hain Celestial Group, Inc.	83,103
1,300	TreeHouse Foods, Inc.	91,195

		258,793

Health Care Equipment & Supplies – 2.7%
3,289	Abbott Laboratories	125,607
1,184	C.R. Bard, Inc.	164,434
2,020	CareFusion Corp.*	80,497

		370,538

Health Care Providers & Services – 2.8%
2,152	ExamWorks Group, Inc.*	63,506
1,084	Henry Schein, Inc.*	123,576
510	McKesson Corp.	84,604
669	MEDNAX, Inc.*	74,125
1,412	Surgical Care Affiliates, Inc.*	42,981

		388,792

Hotels, Restaurants & Leisure – 4.0%
229	Chipotle Mexican Grill, Inc.*	119,964
1,562	Marriott International, Inc. Class A	73,445

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
1,822	Starbucks Corp.	$ 148,420
1,331	Tim Hortons, Inc.	77,637
1,708	Yum! Brands, Inc.	132,678

		552,144

Household Durables* – 0.4%
2,714	M/I Homes, Inc.	59,627

Household Products – 1.2%
1,268	Church & Dwight Co., Inc.	82,737
1,256	Colgate-Palmolive Co.	82,657

		165,394

Industrial Conglomerates – 0.8%
1,549	Danaher Corp.	115,865

Internet & Catalog Retail* – 3.9%
785	Amazon.com, Inc.	308,992
193	Priceline.com, Inc.	230,119

		539,111

Internet Software & Services* – 8.6%
3,324	eBay, Inc.	167,928
1,416	Equinix, Inc.	227,551
559	Google, Inc. Class A	592,311
251	LinkedIn Corp. Class A	56,232
2,577	Pandora Media, Inc.	73,187
1,542	Twitter, Inc.	64,101

		1,181,310

IT Services* – 1.5%
448	Cognizant Technology Solutions Corp. Class A	42,063
580	FleetCor Technologies, Inc.	70,632
4,193	InterXion Holding NV	94,385

		207,080

Life Sciences Tools & Services – 1.0%
2,444	Agilent Technologies, Inc.	130,925

Machinery – 2.4%
1,426	Graco, Inc.	110,130
1,010	IDEX Corp.	72,043
3,145	Kennametal, Inc.	149,325

		331,498

Media – 2.1%
1,168	Discovery Communications, Inc. Class A*	101,932
1,107	Scripps Networks Interactive Class A	82,571
3,270	Twenty-First Century Fox, Inc.	109,512

		294,015

Multiline Retail* – 1.6%
2,200	Burlington Stores, Inc.	62,568
2,680	Dollar General Corp.	152,599

		215,167

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.7%
1,225	Anadarko Petroleum Corp.	$ 108,804
899	Antero Resources Corp.*	49,355
1,234	Whiting Petroleum Corp.*	74,534

		232,693

Pharmaceuticals – 1.4%
1,157	Roche Holding AG ADR	80,887
2,173	Sanofi ADR	114,800

		195,687

Real Estate Investment Trusts – 1.1%
1,896	American Tower Corp.	147,452

Real Estate Management & Development* – 1.5%
8,781	CBRE Group, Inc. Class A	212,851

Road & Rail* – 0.4%
1,894	Roadrunner Transportation Systems, Inc.	51,858

Semiconductors & Semiconductor Equipment – 1.1%
3,322	Xilinx, Inc.	147,596

Software – 4.7%
814	Guidewire Software, Inc.*	38,852
1,213	MICROS Systems, Inc.*	65,162
5,034	Microsoft Corp.	191,947
5,161	Oracle Corp.	182,132
2,615	Salesforce.com, Inc.*	136,215
730	ServiceNow, Inc.*	38,770

		653,078

Specialty Retail – 3.8%
1,565	Dick’s Sporting Goods, Inc.	88,454
2,840	L Brands, Inc.	184,572
1,431	PetSmart, Inc.	106,051
1,010	Restoration Hardware Holdings, Inc.*	76,255
822	Tiffany & Co.	73,273

		528,605

Textiles, Apparel & Luxury Goods – 4.6%
882	Carter’s, Inc.	62,331
1,186	Deckers Outdoor Corp.*	98,011
3,636	NIKE, Inc. Class B	287,753
1,328	PVH Corp.	177,846

		625,941

Thrifts & Mortgage Finance* – 0.3%
4,697	MGIC Investment Corp.	38,093

Tobacco – 0.8%
1,276	Philip Morris International, Inc.	109,149

Wireless Telecommunication Services* – 1.9%
2,996	SBA Communications Corp. Class A	255,169

TOTAL COMMON STOCKS		$13,499,953

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.5%
Repurchase Agreement – 1.5%
Joint Repurchase Agreement Account II
$200,000	0.083%	12/02/13	$ 200,000

TOTAL INVESTMENTS – 99.6%			$13,699,953

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			58,130

NET ASSETS – 100.0%			$13,758,083

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,193,164

Gross unrealized gain	4,633,932
Gross unrealized loss	(127,143)

Net unrealized security gain	$4,506,789

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Air Freight & Logistics – 4.1%
5,037	FedEx Corp.	$ 698,632

Biotechnology* – 4.4%
1,634	Regeneron Pharmaceuticals, Inc.	480,167
3,730	Vertex Pharmaceuticals, Inc.	258,937

		739,104

Communications Equipment – 7.0%
16,201	QUALCOMM, Inc.	1,192,070

Computers & Peripherals – 5.2%
1,596	Apple, Inc.	887,488

Diversified Financial Services* – 7.4%
3,647	IntercontinentalExchange, Inc.	777,869
10,787	MSCI, Inc.	478,835

		1,256,704

Energy Equipment & Services – 3.1%
5,865	Schlumberger Ltd.	518,583

Food & Staples Retailing – 4.6%
6,202	Costco Wholesale Corp.	777,917

Hotels, Restaurants & Leisure – 6.1%
6,380	Starbucks Corp.	519,715
6,709	Yum! Brands, Inc.	521,155

		1,040,870

Industrial Conglomerates – 3.1%
7,082	Danaher Corp.	529,734

Internet & Catalog Retail* – 3.7%
1,579	Amazon.com, Inc.	621,526

Internet Software & Services* – 10.4%
4,218	Equinix, Inc.	677,833
1,023	Google, Inc. Class A	1,083,960

		1,761,793

Multiline Retail* – 2.8%
8,267	Dollar General Corp.	470,723

Oil, Gas & Consumable Fuels – 2.2%
4,170	Anadarko Petroleum Corp.	370,379

Pharmaceuticals – 1.7%
5,346	Sanofi ADR	282,429

Real Estate Investment Trusts – 4.6%
10,130	American Tower Corp.	787,810

Real Estate Management & Development* – 5.2%
36,602	CBRE Group, Inc. Class A	887,232

Semiconductors & Semiconductor Equipment – 4.3%
16,500	Xilinx, Inc.	733,095

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 3.4%
8,982	L Brands, Inc.	$ 583,740

Textiles, Apparel & Luxury Goods – 10.0%
11,541	NIKE, Inc. Class B	913,355
5,794	PVH Corp.	775,932

		1,689,287

Wireless Telecommunication Services* – 3.7%
7,329	SBA Communications Corp. Class A	624,211

TOTAL COMMON STOCKS		$16,453,327

Principal Amount	Interest Rate	Maturity Date	Value
Investment Company – 1.7%
$281,985	SSgA U.S. Government Money Market Fund		$ 281,985

TOTAL INVESTMENTS – 98.7%			$16,735,312

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			226,190

NET ASSETS – 100.0%			$16,961,502

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$14,616,085

Gross unrealized gain	2,341,535
Gross unrealized loss	(222,308)

Net unrealized security gain	$2,119,227

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Beverages – 1.1%
849,986	Beam, Inc.	$ 57,399,555

Biotechnology* – 5.7%
253,312	Alexion Pharmaceuticals, Inc.	31,537,344
327,131	BioMarin Pharmaceutical, Inc.	23,023,480
1,175,884	Cepheid, Inc.	53,408,651
375,786	Incyte Corp.	17,511,627
499,770	Medivation, Inc.	31,490,508
310,109	Pharmacyclics, Inc.	38,614,773
141,936	Regeneron Pharmaceuticals, Inc.	41,709,313
794,202	Vertex Pharmaceuticals, Inc.	55,133,503

		292,429,199

Capital Markets – 3.1%
1,725,277	Lazard Ltd. Class A	71,995,809
1,107,950	T. Rowe Price Group, Inc.	89,145,657

		161,141,466

Chemicals – 4.9%
788,297	Airgas, Inc.	85,632,703
365,762	Ecolab, Inc.	39,198,714
825,700	International Flavors & Fragrances, Inc.	72,950,595
303,148	The Sherwin-Williams Co.	55,485,178

		253,267,190

Commercial Banks – 1.3%
1,314,997	First Republic Bank	67,196,347

Commercial Services & Supplies – 0.5%
910,176	Healthcare Services Group, Inc.	26,386,002

Communications Equipment* – 0.3%
891,503	Juniper Networks, Inc.	18,070,766

Construction & Engineering* – 0.9%
1,497,904	Quanta Services, Inc.	44,352,937

Consumer Finance – 1.3%
2,497,297	SLM Corp.	66,552,965

Diversified Financial Services* – 4.3%
439,849	IntercontinentalExchange Group, Inc.	93,815,393
2,920,930	MSCI, Inc.	129,660,083

		223,475,476

Diversified Telecommunication Services* – 1.2%
2,214,553	TW telecom, Inc.	62,716,141

Electrical Equipment – 3.9%
719,744	Hubbell, Inc. Class B	77,667,575
217,012	Roper Industries, Inc.	28,146,457
2,504,941	Sensata Technologies Holding NV*	97,642,600

		203,456,632

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 1.5%
902,652	Amphenol Corp. Class A	$ 76,725,420

Energy Equipment & Services – 3.9%
1,696,318	Cameron International Corp.*	93,959,054
188,191	Core Laboratories NV	34,277,109
671,741	Dril-Quip, Inc.*	72,924,203

		201,160,366

Food & Staples Retailing – 1.7%
1,527,835	Whole Foods Market, Inc.	86,475,461

Food Products* – 4.0%
1,094,062	Green Mountain Coffee Roasters, Inc.	73,717,898
953,276	The Hain Celestial Group, Inc.	78,826,392
778,375	TreeHouse Foods, Inc.	54,603,006

		207,147,296

Health Care Equipment & Supplies – 3.5%
852,755	C.R. Bard, Inc.	118,430,614
1,539,083	CareFusion Corp.*	61,332,458

		179,763,072

Health Care Providers & Services* – 1.9%
623,727	Henry Schein, Inc.	71,104,878
251,168	MEDNAX, Inc.	27,829,414

		98,934,292

Health Care Technology* – 0.7%
1,642,435	HMS Holdings Corp.	37,628,186

Hotels, Restaurants & Leisure – 4.6%
147,508	Chipotle Mexican Grill, Inc.*	77,273,541
889,126	Marriott International, Inc. Class A	41,806,705
801,670	Norwegian Cruise Line Holdings Ltd.*	27,336,947
288,426	Panera Bread Co. Class A*	51,019,675
678,891	Tim Hortons, Inc.	39,599,712

		237,036,580

Household Products – 1.3%
993,797	Church & Dwight Co., Inc.	64,845,254

Internet Software & Services* – 4.2%
631,774	Equinix, Inc.	101,526,082
169,171	LinkedIn Corp. Class A	37,899,379
1,801,634	Pandora Media, Inc.	51,166,406
602,236	Twitter, Inc.	25,034,950

		215,626,817

IT Services* – 2.4%
234,713	Cognizant Technology Solutions Corp. Class A	22,037,204
542,946	FleetCor Technologies, Inc.	66,119,964
1,920,695	Genpact Ltd.	34,380,440

		122,537,608

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 3.5%
1,944,363	Agilent Technologies, Inc.	$ 104,159,526
153,477	Mettler-Toledo International, Inc.*	37,842,824
975,474	PerkinElmer, Inc.	37,107,031

		179,109,381

Machinery – 3.1%
1,211,360	Graco, Inc.	93,553,333
1,387,268	Kennametal, Inc.	65,867,484

		159,420,817

Media – 2.3%
620,611	Discovery Communications, Inc. Class A*	54,160,722
830,223	Scripps Networks Interactive Class A	61,926,333

		116,087,055

Multiline Retail* – 2.0%
1,851,070	Dollar General Corp.	105,399,926

Oil, Gas & Consumable Fuels – 1.8%
439,165	Antero Resources Corp.*	24,110,158
73,104	Pioneer Natural Resources Co.	12,994,236
880,975	Whiting Petroleum Corp.*	53,210,890

		90,315,284

Pharmaceuticals – 1.5%
360,574	Shire PLC ADR	48,969,555
925,691	Zoetis, Inc.	28,835,275

		77,804,830

Real Estate Management & Development* – 2.4%
5,072,999	CBRE Group, Inc. Class A	122,969,496

Semiconductors & Semiconductor Equipment – 3.9%
1,915,864	Altera Corp.	61,786,614
1,065,640	Linear Technology Corp.	45,342,982
2,153,693	Xilinx, Inc.	95,688,580

		202,818,176

Software* – 2.7%
529,224	Guidewire Software, Inc.	25,259,861
756,353	MICROS Systems, Inc.	40,631,283
926,618	Salesforce.com, Inc.	48,267,532
474,208	ServiceNow, Inc.	25,185,187

		139,343,863

Specialty Retail – 5.8%
815,830	Dick’s Sporting Goods, Inc.	46,110,711
1,840,624	L Brands, Inc.	119,622,154
1,178,888	PetSmart, Inc.	87,367,390
522,545	Tiffany & Co.	46,579,661

		299,679,916

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 6.4%
968,875	Deckers Outdoor Corp.*	$ 80,067,830
2,207,612	Fifth & Pacific Cos., Inc.*	72,100,608
855,316	PVH Corp.	114,543,919
358,872	Ralph Lauren Corp.	62,885,140

		329,597,497

Thrifts & Mortgage Finance* – 0.8%
4,832,798	MGIC Investment Corp.	39,193,992

Trading Companies & Distributors – 1.2%
238,848	W.W. Grainger, Inc.	61,603,676

Wireless Telecommunication Services* – 2.4%
1,436,223	SBA Communications Corp. Class A	122,323,113

TOTAL COMMON STOCKS		$5,049,992,050

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$90,100,000	0.083%	12/02/13	$ 90,100,000

TOTAL INVESTMENTS – 99.7%			$5,140,092,050

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			14,006,211

NET ASSETS – 100.0%			$5,154,098,261

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,614,464,653

Gross unrealized gain	1,551,410,998
Gross unrealized loss	(25,783,601)

Net unrealized security gain	$1,525,627,397

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Aerospace & Defense* – 0.6%
410,152	Aerovironment, Inc.	$ 12,374,286

Auto Components* – 0.8%
630,340	Gentherm, Inc.	15,229,014

Biotechnology* – 7.0%
1,531,952	Achillion Pharmaceuticals, Inc.	5,300,554
66,987	BioMarin Pharmaceutical, Inc.	4,714,545
603,524	Cepheid, Inc.	27,412,060
103,251	Clovis Oncology, Inc.	6,223,970
429,173	Five Prime Therapeutics, Inc.	4,334,647
143,073	Foundation Medicine, Inc.	3,582,548
178,720	Incyte Corp.	8,328,352
266,374	Medivation, Inc.	16,784,226
353,481	Neurocrine Biosciences, Inc.	3,471,183
137,444	Pharmacyclics, Inc.	17,114,527
835,590	Regulus Therapeutics, Inc.	5,255,861
179,106	Stemline Therapeutics, Inc.	3,700,330
896,847	Swedish Orphan Biovitrum AB ADR	9,324,513
128,281	Synageva BioPharma Corp.	7,749,455
147,813	Vertex Pharmaceuticals, Inc.	10,261,179

		133,557,950

Capital Markets – 1.9%
598,467	HFF, Inc. Class A	15,332,725
485,450	Lazard Ltd. Class A	20,257,828

		35,590,553

Chemicals – 2.6%
241,994	Airgas, Inc.	26,287,808
256,469	International Flavors & Fragrances, Inc.	22,659,036

		48,946,844

Commercial Banks – 3.0%
765,904	Eagle Bancorp, Inc.*	24,976,129
370,185	First Republic Bank	18,916,454
287,489	Independent Bank Group, Inc.	13,764,973

		57,657,556

Commercial Services & Supplies – 2.7%
1,508,892	Healthcare Services Group, Inc.	43,742,779
67,017	Stericycle, Inc.*	7,873,157

		51,615,936

Communications Equipment* – 0.6%
1,055,317	Calix, Inc.	10,806,446

Construction & Engineering* – 0.8%
540,428	Quanta Services, Inc.	16,002,073

Consumer Finance – 1.3%
928,356	SLM Corp.	24,740,687

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.5%
200,912	Avery Dennison Corp.	$ 9,824,597

Diversified Financial Services* – 2.4%
1,047,637	MSCI, Inc.	46,504,606

Diversified Telecommunication Services* – 1.3%
868,924	TW telecom, Inc.	24,607,928

Electrical Equipment – 3.9%
266,722	Hubbell, Inc. Class B	28,781,971
78,570	Roper Industries, Inc.	10,190,529
923,971	Sensata Technologies Holding NV*	36,016,390

		74,988,890

Electronic Equipment, Instruments & Components – 2.3%
256,005	Amphenol Corp. Class A	21,760,425
304,650	IPG Photonics Corp.	22,093,218

		43,853,643

Energy Equipment & Services – 3.7%
99,007	Core Laboratories NV	18,033,135
342,067	Dril-Quip, Inc.*	37,134,794
180,150	Geospace Technologies Corp.*	15,721,690

		70,889,619

Food Products* – 2.8%
390,527	The Hain Celestial Group, Inc.	32,292,677
315,298	TreeHouse Foods, Inc.	22,118,155

		54,410,832

Health Care Equipment & Supplies – 2.9%
474,252	CareFusion Corp.*	18,898,942
352,967	DexCom, Inc.*	11,679,678
126,589	Given Imaging Ltd.*	2,962,183
272,777	Tandem Diabetes Care, Inc.*	6,003,822
74,347	Teleflex, Inc.	7,309,053
511,524	Tornier NV*	9,253,469

		56,107,147

Health Care Providers & Services* – 4.9%
288,806	Acadia Healthcare Co., Inc.	13,342,837
640,384	ExamWorks Group, Inc.	18,897,732
223,204	Henry Schein, Inc.	25,445,256
189,963	MEDNAX, Inc.	21,047,900
508,647	Surgical Care Affiliates, Inc.	15,483,215

		94,216,940

Health Care Technology* – 0.8%
693,877	HMS Holdings Corp.	15,896,722

Hotels, Restaurants & Leisure – 4.0%
576,987	Bloomin’ Brands, Inc.*	15,117,059
277,602	Chuy’s Holdings, Inc.*	9,671,654
257,026	Jack in the Box, Inc.*	12,170,181
295,743	Norwegian Cruise Line Holdings Ltd.*	10,084,836
106,893	Panera Bread Co. Class A*	18,908,303
186,599	Tim Hortons, Inc.	10,884,320

		76,836,353

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 1.3%
1,140,032	M/I Homes, Inc.	$ 25,046,503

Household Products – 0.9%
272,823	Church & Dwight Co., Inc.	17,801,701

Internet Software & Services* – 2.7%
151,710	Equinix, Inc.	24,379,797
943,151	Pandora Media, Inc.	26,785,488

		51,165,285

IT Services – 4.2%
804,041	EVERTEC, Inc.	17,745,185
233,434	FleetCor Technologies, Inc.*	28,427,592
752,150	Genpact Ltd.*	13,463,485
907,154	InterXion Holding NV*	20,420,037

		80,056,299

Leisure Equipment & Products* – 0.7%
962,410	Black Diamond, Inc.	12,848,174

Life Sciences Tools & Services – 1.4%
38,972	Mettler-Toledo International, Inc.*	9,609,326
477,934	PerkinElmer, Inc.	18,180,609

		27,789,935

Machinery – 4.2%
453,414	Graco, Inc.	35,017,163
291,799	IDEX Corp.	20,814,023
532,169	Kennametal, Inc.	25,267,384

		81,098,570

Media* – 0.1%
396,091	RLJ Entertainment, Inc.	1,683,387

Multiline Retail* – 0.8%
559,359	Burlington Stores, Inc.	15,908,170

Oil, Gas & Consumable Fuels* – 2.9%
505,747	Laredo Petroleum Holdings, Inc.	13,650,111
429,366	Rex Energy Corp.	8,235,240
155,259	Rosetta Resources, Inc.	7,851,448
444,715	Whiting Petroleum Corp.	26,860,786

		56,597,585

Pharmaceuticals* – 0.6%
485,008	Sagent Pharmaceuticals, Inc.	11,014,532

Real Estate Management & Development* – 2.1%
1,622,420	CBRE Group, Inc. Class A	39,327,461

Road & Rail* – 1.0%
728,386	Roadrunner Transportation Systems, Inc.	19,943,209

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.4%
214,990	Hittite Microwave Corp.*	$ 13,593,818
477,958	Intermolecular, Inc.*	2,724,361
251,876	Linear Technology Corp.	10,717,324
451,744	Ultratech, Inc.*	11,953,146
581,580	Xilinx, Inc.	25,839,599

		64,828,248

Software* – 4.7%
124,034	CommVault Systems, Inc.	9,283,945
371,774	Guidewire Software, Inc.	17,744,773
469,583	Mavenir Systems, Inc.	4,977,580
279,342	MICROS Systems, Inc.	15,006,252
244,222	NetSuite, Inc.	23,464,850
235,490	ServiceNow, Inc.	12,506,874
189,406	Solarwinds, Inc.	6,333,736

		89,318,010

Specialty Retail – 3.9%
295,464	Dick’s Sporting Goods, Inc.	16,699,625
229,097	Five Below, Inc.*	12,178,797
357,540	PetSmart, Inc.	26,497,289
261,411	Restoration Hardware Holdings, Inc.*	19,736,531

		75,112,242

Textiles, Apparel & Luxury Goods – 7.6%
324,553	Carter’s, Inc.	22,936,160
390,851	Deckers Outdoor Corp.*	32,299,927
1,060,719	Fifth & Pacific Co., Inc.*	34,643,083
262,083	PVH Corp.	35,098,155
263,544	Under Armour, Inc. Class A*	21,268,001

		146,245,326

Thrifts & Mortgage Finance* – 0.7%
1,766,018	MGIC Investment Corp.	14,322,406

Wireless Telecommunication Services* – 2.3%
527,709	SBA Communications Corp. Class A	44,944,976

TOTAL COMMON STOCKS		$1,849,710,641

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.0%
Repurchase Agreement – 4.0%
Joint Repurchase Agreement Account II
$76,400,000	0.083%	12/02/13	$ 76,400,000

TOTAL INVESTMENTS – 100.3%			$1,926,110,641

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(5,129,862)

NET ASSETS – 100.0%			$1,920,980,779

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,475,661,353

Gross unrealized gain	479,626,480
Gross unrealized loss	(29,177,192)

Net unrealized security gain	$450,449,288

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Aerospace & Defense – 6.2%
92,841	Honeywell International, Inc.	$ 8,217,357
24,583	Precision Castparts Corp.	6,353,476
43,565	The Boeing Co.	5,848,601
35,895	United Technologies Corp.	3,979,320

		24,398,754

Air Freight & Logistics – 1.9%
53,870	FedEx Corp.	7,471,769

Beverages – 2.9%
54,204	Beam, Inc.	3,660,396
58,692	PepsiCo., Inc.	4,957,126
74,002	The Coca-Cola Co.	2,974,141

		11,591,663

Biotechnology – 5.8%
39,335	Amgen, Inc.	4,487,337
17,075	Celgene Corp.*	2,762,223
91,400	Gilead Sciences, Inc.*	6,837,634
21,979	Regeneron Pharmaceuticals, Inc.*	6,458,749
33,935	Vertex Pharmaceuticals, Inc.*	2,355,767

		22,901,710

Capital Markets – 0.6%
32,125	T. Rowe Price Group, Inc.	2,584,778

Chemicals – 3.1%
33,982	Airgas, Inc.	3,691,465
35,707	Monsanto Co.	4,046,674
25,004	The Sherwin-Williams Co.	4,576,482

		12,314,621

Communications Equipment – 4.1%
220,329	QUALCOMM, Inc.	16,211,808

Computers & Peripherals – 5.4%
38,366	Apple, Inc.	21,334,182

Diversified Financial Services* – 1.7%
30,920	IntercontinentalExchange Group, Inc.	6,594,927

Electrical Equipment* – 0.5%
49,785	Sensata Technologies Holding NV	1,940,619

Electronic Equipment, Instruments & Components – 0.7%
34,401	Amphenol Corp. Class A	2,924,085

Energy Equipment & Services – 3.0%
65,580	Cameron International Corp.*	3,632,476
95,506	Schlumberger Ltd.	8,444,641

		12,077,117

Food & Staples Retailing – 4.5%
86,068	Costco Wholesale Corp.	10,795,509
123,143	Whole Foods Market, Inc.	6,969,894

		17,765,403

Shares	Description	Value
Common Stocks – (continued)
Food Products* – 1.9%
44,477	Green Mountain Coffee Roasters, Inc.	$ 2,996,860
53,406	The Hain Celestial Group, Inc.	4,416,142

		7,413,002

Health Care Equipment & Supplies – 3.6%
137,721	Abbott Laboratories	5,259,565
35,042	Becton Dickinson & Co.	3,805,211
36,505	C.R. Bard, Inc.	5,069,814

		14,134,590

Health Care Providers & Services – 1.4%
34,396	McKesson Corp.	5,705,952

Hotels, Restaurants & Leisure – 4.9%
8,652	Chipotle Mexican Grill, Inc.*	4,532,437
77,644	Starbucks Corp.	6,324,880
32,082	Tim Hortons, Inc.	1,871,343
88,204	Yum! Brands, Inc.	6,851,687

		19,580,347

Household Products – 1.0%
61,961	Colgate-Palmolive Co.	4,077,653

Industrial Conglomerates – 1.8%
95,422	Danaher Corp.	7,137,566

Internet & Catalog Retail* – 3.9%
25,523	Amazon.com, Inc.	10,046,363
4,412	Priceline.com, Inc.	5,260,560

		15,306,923

Internet Software & Services* – 9.5%
132,219	eBay, Inc.	6,679,704
49,141	Equinix, Inc.	7,896,959
89,658	Facebook, Inc. Class A	4,214,822
15,978	Google, Inc. Class A	16,930,129
45,312	Twitter, Inc.	1,883,620

		37,605,234

Life Sciences Tools & Services – 1.4%
100,976	Agilent Technologies, Inc.	5,409,284

Machinery – 1.0%
29,635	Cummins, Inc.	3,922,489

Media – 3.0%
31,508	Discovery Communications, Inc. Class A*	2,749,703
18,351	Time Warner Cable, Inc.	2,536,475
200,027	Twenty-First Century Fox, Inc.	6,698,905

		11,985,083

Multiline Retail* – 2.0%
137,595	Dollar General Corp.	7,834,659

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.6%
50,689	Anadarko Petroleum Corp.	$ 4,502,197
32,731	Antero Resources Corp.*	1,796,932

		6,299,129

Pharmaceuticals – 2.2%
37,321	Roche Holding AG ADR	2,609,145
117,400	Sanofi ADR	6,202,242

		8,811,387

Real Estate Investment Trusts – 3.0%
151,918	American Tower Corp.	11,814,663

Real Estate Management & Development* – 2.0%
321,945	CBRE Group, Inc. Class A	7,803,947

Semiconductors & Semiconductor Equipment – 1.6%
139,101	Xilinx, Inc.	6,180,257

Software – 4.8%
196,150	Microsoft Corp.	7,479,199
154,423	Oracle Corp.	5,449,588
98,489	Salesforce.com, Inc.*	5,130,292
21,454	ServiceNow, Inc.*	1,139,422

		19,198,501

Specialty Retail – 1.8%
109,616	L Brands, Inc.	7,123,944

Textiles, Apparel & Luxury Goods – 4.0%
120,582	NIKE, Inc. Class B	9,542,860
46,195	PVH Corp.	6,186,434

		15,729,294

Tobacco – 0.9%
41,024	Philip Morris International, Inc.	3,509,193

Wireless Telecommunication Services* – 0.5%
22,955	SBA Communications Corp. Class A	1,955,077

TOTAL COMMON STOCKS		$388,649,610

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$6,800,000	0.083%	12/02/13	$ 6,800,000

TOTAL INVESTMENTS – 99.9%			$395,449,610

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			281,040

NET ASSETS – 100.0%			$395,730,650

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$294,527,157

Gross unrealized gain	102,337,113
Gross unrealized loss	(1,414,660)

Net unrealized security gain	$100,922,453

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Communications Equipment – 9.0%
278,624	Calix, Inc.*	$ 2,853,110
294,157	Juniper Networks, Inc.*	5,962,562
379,183	QUALCOMM, Inc.	27,900,285

		36,715,957

Computers & Peripherals – 13.4%
85,355	Apple, Inc.	47,463,355
318,193	EMC Corp.	7,588,903

		55,052,258

Diversified Financial Services* – 1.9%
37,241	IntercontinentalExchange Group, Inc.	7,943,133

Diversified Telecommunication Services* – 2.0%
295,714	TW telecom, Inc.	8,374,621

Electronic Equipment, Instruments & Components – 2.1%
99,185	Amphenol Corp. Class A	8,430,725

Internet & Catalog Retail* – 8.9%
54,182	Amazon.com, Inc.	21,327,119
12,559	Priceline.com, Inc.	14,974,472

		36,301,591

Internet Software & Services* – 22.1%
210,119	eBay, Inc.	10,615,212
95,075	Equinix, Inc.	15,278,552
257,183	Facebook, Inc. Class A	12,090,173
23,732	Google, Inc. Class A	25,146,190
32,541	LinkedIn Corp. Class A	7,290,160
474,927	Pandora Media, Inc.	13,487,927
62,793	Twitter, Inc.	2,610,305
100,816	Yandex NV Class A	4,007,436

		90,525,955

IT Services* – 5.4%
86,899	Cognizant Technology Solutions Corp. Class A	8,158,947
36,446	FleetCor Technologies, Inc.	4,438,394
415,108	InterXion Holding NV	9,344,081

		21,941,422

Real Estate Investment Trusts – 3.5%
183,092	American Tower Corp.	14,239,065

Semiconductors & Semiconductor Equipment – 6.1%
197,639	Altera Corp.	6,373,858
76,171	Hittite Microwave Corp.*	4,816,292
112,961	Ultratech, Inc.*	2,988,948
247,856	Xilinx, Inc.	11,012,242

		25,191,340

Software – 21.0%
148,860	Adobe Systems, Inc.*	8,452,271
78,897	CommVault Systems, Inc.*	5,905,440
185,434	Guidewire Software, Inc.*	8,850,765
148,531	MICROS Systems, Inc.*	7,979,085

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
238,374	Microsoft Corp.	$ 9,089,201
73,634	NetSuite, Inc.*	7,074,755
409,294	Oracle Corp.	14,443,985
277,546	Salesforce.com, Inc.*	14,457,371
133,987	ServiceNow, Inc.*	7,116,050
74,825	Solarwinds, Inc.*	2,502,148

		85,871,071

Wireless Telecommunication Services* – 4.0%
191,511	SBA Communications Corp. Class A	16,310,992

TOTAL COMMON STOCKS		$406,898,130

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
$3,000,000	0.083%	12/02/13	$ 3,000,000

TOTAL INVESTMENTS – 100.1%			$409,898,130

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(520,475)

NET ASSETS – 100.0%			$409,377,655

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 29, 2013. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$290,538,213

Gross unrealized gain	123,077,895
Gross unrealized loss	(3,717,978)

Net unrealized security gain	$119,359,917

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.8%
Aerospace & Defense – 4.1%
4,270	The Boeing Co.	$ 573,248

Air Freight & Logistics – 1.8%
1,848	FedEx Corp.	256,318

Beverages – 2.3%
1,209	Anheuser-Busch InBev NV ADR	123,451
2,025	Beam, Inc.	136,748
1,155	Monster Beverage Corp.*	68,353

		328,552

Biotechnology* – 3.1%
2,289	Gilead Sciences, Inc.	171,240
534	Regeneron Pharmaceuticals, Inc.	156,921
1,548	Vertex Pharmaceuticals, Inc.	107,462

		435,623

Capital Markets – 0.8%
3,645	Morgan Stanley, Inc.	114,089

Chemicals – 0.9%
1,205	Airgas, Inc.	130,899

Commercial Banks – 1.6%
6,302	SunTrust Banks, Inc.	228,321

Communications Equipment – 2.3%
4,475	QUALCOMM, Inc.	329,271

Computers & Peripherals – 4.9%
855	Apple, Inc.	475,440
9,206	EMC Corp.	219,563

		695,003

Consumer Finance – 1.1%
2,206	Capital One Financial Corp.	158,016

Diversified Financial Services – 7.2%
24,875	Bank of America Corp.	393,523
2,960	Citigroup, Inc.	156,643
8,125	JPMorgan Chase & Co.	464,912

		1,015,078

Energy Equipment & Services – 2.8%
3,858	Halliburton Co.	203,239
2,173	Schlumberger Ltd.	192,137

		395,376

Food & Staples Retailing – 3.4%
2,258	Costco Wholesale Corp.	283,221
3,537	Whole Foods Market, Inc.	200,194

		483,415

Food Products – 0.5%
2,102	ConAgra Foods, Inc.	69,345

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.3%
5,457	Abbott Laboratories	$ 208,403
1,240	Becton Dickinson & Co.	134,652
829	C.R. Bard, Inc.	115,131

		458,186

Health Care Providers & Services – 2.7%
895	McKesson Corp.	148,472
3,032	UnitedHealth Group, Inc.	225,823

		374,295

Hotels, Restaurants & Leisure – 2.8%
2,425	Starbucks Corp.	197,540
2,467	Yum! Brands, Inc.	191,637

		389,177

Household Durables* – 1.2%
5,050	Toll Brothers, Inc.	172,205

Household Products – 1.6%
3,407	Colgate-Palmolive Co.	224,215

Industrial Conglomerates – 4.2%
21,859	General Electric Co.	582,761

Insurance – 5.8%
5,829	American International Group, Inc.*	289,993
3,032	Prudential Financial, Inc.	269,120
2,912	The Hartford Financial Services Group, Inc.	103,754
1,716	The Travelers Cos., Inc.	155,710

		818,577

Internet & Catalog Retail* – 3.1%
649	Amazon.com, Inc.	255,459
145	Priceline.com, Inc.	172,888

		428,347

Internet Software & Services* – 5.1%
3,641	eBay, Inc.	183,943
768	Equinix, Inc.	123,418
354	Google, Inc. Class A	375,095
809	Twitter, Inc.	33,630

		716,086

Machinery – 0.7%
1,177	Caterpillar, Inc.	99,574

Media – 1.0%
4,027	Twenty-First Century Fox, Inc. Class A	134,864

Multi-Utilities – 0.9%
3,157	PG&E Corp.	127,448

Multiline Retail* – 1.1%
2,659	Dollar General Corp.	151,403

Oil, Gas & Consumable Fuels – 7.6%
6,637	Devon Energy Corp.	402,335
4,929	Exxon Mobil Corp.	460,763
5,302	Southwestern Energy Co.*	204,975

		1,068,073

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 3.6%
7,336	Merck & Co., Inc.	$ 365,553
4,385	Pfizer, Inc.	139,136

		504,689

Real Estate Investment Trusts – 2.0%
3,555	American Tower Corp.	276,472

Real Estate Management & Development* – 1.3%
7,474	CBRE Group, Inc. Class A	181,170

Semiconductors & Semiconductor Equipment – 2.3%
4,727	Altera Corp.	152,446
3,960	Xilinx, Inc.	175,943

		328,389

Software – 4.4%
13,244	Microsoft Corp.	504,994
2,127	Salesforce.com, Inc.*	110,795

		615,789

Specialty Retail – 1.1%
2,464	L Brands, Inc.	160,135

Textiles, Apparel & Luxury Goods – 3.3%
4,380	NIKE, Inc. Class B	346,633
841	PVH Corp.	112,627

		459,260

Wireless Telecommunication Services* – 1.9%
3,150	SBA Communications Corp. Class A	268,286

TOTAL COMMON STOCKS		$13,751,955

Investment Company – 3.1%
438,731	SSgA U.S. Government Money Market Fund	438,731

TOTAL INVESTMENTS – 100.9%		$14,190,686

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%		(123,756)

NET ASSETS – 100.0%		$14,066,930

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,178,335

Gross unrealized gain	3,174,237
Gross unrealized loss	(161,886)

Net unrealized security gain	$3,012,351

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2013:

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$935,219,265	$—	$—
Short-term Investments	—	7,500,000	—
Total	$935,219,265	$7,500,000	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$173,760,390	$—	$—
Short-term Investments	—	600,000	—
Total	$173,760,390	$600,000	$—

FLEXIBLE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$13,499,953	$—	$—
Short-term Investments	—	200,000	—
Total	$13,499,953	$200,000	$—

FOCUSED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$16,453,327	$—	$—
Investment Company	281,985	—	—
Total	$16,735,312	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$5,049,992,050	$—	$—
Short-term Investments	—	90,100,000	—
Total	$5,049,992,050	$90,100,000	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$1,840,386,128	$9,324,513	$—
Short-term Investments	—	76,400,000	—
Total	$1,840,386,128	$85,724,513	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$388,649,610	$—	$—
Short-term Investments	—	6,800,000	—
Total	$388,649,610	$6,800,000	$—

TECHNOLOGY TOLLKEEPER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$406,898,130	$—	$—
Short-term Investments	—	3,000,000	—
Total	$406,898,130	$3,000,000	$—

U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$13,751,955	$—	$—
Investment Company	438,731
Total	$14,190,686	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 2, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$7,500,000	$7,500,052	$7,689,729
Concentrated Growth	600,000	600,004	615,178
Flexible Cap Growth	200,000	200,001	205,059
Growth Opportunities	90,100,000	90,100,623	92,379,280
Small/Mid Cap Growth	76,400,000	76,400,528	78,332,708
Strategic Growth	6,800,000	6,800,047	6,972,021
Technology Tollkeeper	3,000,000	3,000,021	3,075,892

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At November 30, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper
BNP Paribas Securities Co.	0.090%	$2,232,712	$178,617	$59,539	$26,822,319	$22,743,897	$2,024,326	$893,085
Citigroup Global Markets, Inc.	0.090	289,615	23,169	7,723	3,479,238	2,950,208	262,584	115,846
Merrill Lynch & Co., Inc.	0.100	193,289	15,463	5,154	2,322,046	1,968,972	175,249	77,316
TD Securities (USA) LLC	0.070	2,870,630	229,651	76,551	34,485,838	29,242,154	2,602,704	1,148,252
Wells Fargo Securities LLC	0.090	1,913,754	153,100	51,033	22,990,559	19,494,769	1,735,137	765,501
TOTAL		$7,500,000	$600,000	$200,000	$90,100,000	$76,400,000	$6,800,000	$3,000,000

At November 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.181% to 1.980%	08/27/14 to 06/17/20
Federal Home Loan Mortgage Corp.	0.000 to 5.000	04/16/14 to 11/01/42
Federal National Mortgage Association	0.375 to 5.000	06/30/14 to 11/01/43
Government National Mortgage Association	2.500 to 5.000	07/15/39 to 10/20/43
U.S. Treasury Bill	0.000	12/26/13

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Concentrated Growth Fund and Focused Growth funds is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage (“Technology Tollkeeper” companies). Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. Thus, the Technology Tollkeeper Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2014

*	Print the name and title of each signing officer under his or her signature.